Nile Pan Africa Fund
Nile Pan Africa Fund Class A: NAFAX Class C : NAFCX Institutional Class: NAFIX
Investment Objective
The Fund seeks to provide long term total return.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.  More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 30 of the Fund's Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Nile Pan Africa Fund (USD $)	Class A	Class C	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	none	none
Maximum Deferred Sales Charge (Load) (as a % of the of the original purchase price)	none	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none	none	none
Redemption Fee (as a % of amount redeemed on shares held less than 2 years)	2.00%	2.00%	2.00%
Exchange Fee	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Nile Pan Africa Fund		Class A	Class C	Institutional Class
Management Fees		1.50%	1.50%	1.50%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses		8.09%	12.21%	5.56%
Acquired Fund Fees and Expenses	[1]	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses		9.85%	14.72%	7.07%
Fee Waiver	[2]	(7.34%)	(11.46%)	(4.81%)
Total Annual Fund Operating Expenses After Fee Waiver		2.51%	3.26%	2.26%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[2]	The adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund, at least until July 31, 2012, to ensure that Total Annual Fund Operating Expenses After Fee Waiver (exclusive of any acquired fund fees and expenses, borrowing costs, taxes and extraordinary expenses) will not exceed 2.50%, 3.25% and 2.25% of the Fund's average daily net assets for its Class A, Class C and Class I shares, respectively, subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. This agreement may be terminated by the Fund's Board of Trustees on 60 days written notice to the adviser.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example Nile Pan Africa Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	1,015	2,626	4,267	7,720
Class C	529	3,040	5,250	9,147
Institutional Class	429	1,652	3,016	6,188

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption Nile Pan Africa Fund (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class A	815	2,626	4,267	7,720
Class C	329	3,040	5,250	9,147
Institutional Class	229	1,652	3,016	6,188

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.  For the fiscal period ended March 31, 2010 the Fund’s portfolio turnover rate was 101.96%.

Principal Investment Strategies

The Fund seeks long-term total return from capital appreciation and income.  Under normal circumstances, the Fund seeks to achieve its investment objective by investing opportunistically in a focused portfolio of investments in the equity, fixed income, cash and cash equivalent asset classes.  The proportion of the Fund’s portfolio invested in each asset class will vary from time to time based on the adviser’s assessment of fundamental values of securities and other investments in the class, the attractiveness of each investment opportunity, general market, political and economic conditions, and expected future returns of investments.  The Fund may invest in any, all or none of the targeted asset classes at any given time.  There is no limitation on the amount of the Fund’s portfolio that may be allocated to any of these asset classes.  The Fund may maintain a significant portion of its assets in cash and cash equivalents securities and investments for temporary defensive purposes.  The Fund may invest fixed income securities issued by or guaranteed by African governments, their agencies and instrumentalities, African companies and African multi-national organizations.  The Fund defines fixed income securities to include bills, notes, bonds, senior loans, participation notes, pass-through certificates, asset-backed securities, mortgage-backed securities and certificates of deposit. The Fund will invest in fixed income securities without restriction as to capitalization, credit quality or maturity.  The Fund may invest in fixed income securities that are sometimes referred to as "high yield" or "junk" bonds.

The Fund defines African companies as those that (i) have a majority of their assets in, (ii) derive a majority of their revenues or profits from Africa (“the continent”) or (iii) whose securities are principally traded on African securities exchanges.  The Fund will invest in the securities of companies of any capitalization.  Under normal market conditions, the Fund invests at least 80% of its assets (defined as net assets plus any borrowing for investment purposes) in African companies, securities issued by or guaranteed by African governments, their agencies and instrumentalities, and African multi-national organizations.  The Fund's adviser seeks to identify companies suitable for investment by using top-down economic analysis; and seeks to identify suitable value and growth companies by employing bottom-up fundamental analysis.  The top-down approach utilizes macroeconomic analysis that evaluates a country's outlook for economic growth, inflation, interest rates, currency, regulatory framework and political stability.  In addition, this analysis evaluates the supply and demand trends for various industries.  The bottom-up approach utilizes fundamental valuation analysis that considers factors such as cash flow return on investments, returns on invested capital, health of balance sheets, strong competitive advantages, prospects for earnings growth, strength of management, sound financial management, sound accounting policies, and pricing flexibility.  The adviser, as part of its company evaluation, may set up onsite visits and meetings with corporate officers.  In some cases, the adviser will meet with a country's Central Bank representatives, at its discretion.  The adviser seeks to achieve the Fund's investment objective by buying and holding investments over a long investment period.  In general, the adviser will sell a security if it no longer meets the top-down or bottom-up investment criteria.

Principal Investment Risks

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.  Many factors affect the Fund’s net asset value and performance.

•          African Market Risk.  Because the Fund will invest the majority of its assets in African companies, directly or through ETFs, it is highly dependant on the state of the African economy and the financial prospects of specific African companies.  Certain African markets are in only the earliest stages of development with less liquidity, fewer securities brokers, fewer issuers and more capital market restrictions compared to developed markets.  Investment in the securities of African issuers may increase the volatility of the Fund's net asset value.

o          Political/Economic Risk.  Changes in an African country's economic and tax policies, high inflation rates, government instability, war or other political or economic actions or factors may have an adverse effect on the Fund's investments.

o          Regulatory Risk.  Certain governments in Africa restrict or control to varying degrees the ability of foreign investors to invest in securities of issuers located or operating in those countries. These restrictions and/or controls may at times limit or prevent foreign investment in securities of issuers located or operating in countries in Africa. Less information may be available about companies in which the Fund invests because many African companies are not subject to uniform accounting, auditing, and financial reporting standards or to other regulatory practices and requirements required of U.S. companies.

o          Emerging Market Risk.  African emerging market countries may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights.  Emerging market economies may be based on only a few industries and security issuers may be more susceptible to economic weakness and more likely to default.  Emerging market securities also tend to be less liquid.

o          Frontier Market Risk.  A sub-set of African emerging market countries are considered to be "frontier markets."  Frontier market countries generally have smaller economies and less developed capital markets than traditional emerging markets, and, as a result, the risks of investing in emerging market countries are magnified in frontier market countries.

•          Credit Risk.  Issuers of fixed income securities may suffer from a reduced ability to repay their interest and principal obligations.  They may even default on interest and/or principal payments owed to the Fund.  An increase in credit risk or a default will cause the value of Fund fixed income securities to decline.  Issuers with lower credit quality are more susceptible to economic or industry downturns and are more likely to default.

•          Currency Risk.  Adverse changes in currency exchange rates (relative to the U.S. dollar) may erode or reverse any potential gains from the Fund's investments in equities, ETFs and futures denominated in a foreign currency or may widen existing losses.  Exchange rate movements are volatile and it is not possible to effectively hedge the currency risks of many developing countries.

•          Equity Market Risk. Equity markets can be volatile. In other words, the prices of equities can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

•          ETF Risk.  ETFs are subject to investment advisory and other expenses, which will be indirectly paid by the Fund.  As a result, the cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in equities.  The ETFs in which the Fund invests will not be able to replicate exactly the performance of the indices they track and the market value of ETF shares may differ from their net asset value.

•          Interest Rate Risk.  In general, the price of a fixed income security falls when interest rates rise.  Fixed income securities have varying levels of sensitivity to changes in interest rates.  Securities with longer maturities may be more sensitive to interest rate changes.

•          Issuer-Specific Risk.  The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

•          Lower-Rated Securities Risk.  Securities rated below investment-grade, sometimes called “high-yield” or “junk” bonds, generally have more credit risk than higher-rated securities.  These securities are considered speculative.  Companies issuing high yield fixed-income securities are not as strong financially as those issuing securities with higher credit ratings and are more likely to encounter financial difficulties.  Lower rated issuers are more likely to default and their securities could become worthless.

•          Management Risk.  The adviser's judgments about the attractiveness and potential appreciation of a security or futures contract may prove to be inaccurate and may not produce the desired results.  Additionally, the adviser’s reliance on investment strategy judgments about the "growth" potential of particular companies or the relative "value" of particular securities may prove to be incorrect or inconsistent with the overall market's assessment of these characteristics, which may result in lower-than-expected returns.

•          Non-Diversification Risk.  As a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers.  The Fund may also invest in ETFs that are non-diversified.  Because a relatively high percentage of the assets of the Fund may be invested in the securities of a limited number of issuers, the value of shares of the Fund may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company. This fluctuation, if significant, may affect the performance of the Fund.

•          Small and Medium Capitalization Company Risk.  The value of a small or medium capitalization company equities, ETFs that invest in equities of small and medium capitalization companies or futures based upon small and medium capitalization equities may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

Performance

Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time.  In the future, performance information will be presented in this section of the Prospectus.  Updated performance information will be available at no cost by visiting www.nilefunds.com or by calling 1-877-68-AFRICA.

Nile Africa Natural Resources Fund
Nile Africa Natural Resources Fund Class A Class C Institutional Class
Investment Objective
The Fund seeks to provide long term capital appreciation.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.  More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 30 of the Fund's Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Nile Africa Natural Resources Fund (USD $)	Class A	Class C	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	none	none
Maximum Deferred Sales Charge (Load) (as a % of the of the original purchase price)	none	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none	none	none
Redemption Fee (as a % of amount redeemed on shares held less than 2 years)	2.00%	2.00%	2.00%
Exchange Fee	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Nile Africa Natural Resources Fund		Class A	Class C	Institutional Class
Management Fees		1.50%	1.50%	1.50%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses	[1]	2.22%	2.22%	2.22%
Acquired Fund Fees and Expenses	[1][2]	0.20%	0.20%	0.20%
Total Annual Fund Operating Expenses		4.17%	4.92%	3.92%
Fee Waiver	[3]	(1.47%)	(1.47%)	(1.47%)
Total Annual Fund Operating Expenses After Fee Waiver		2.70%	3.45%	2.45%
[1]	Estimated for the Fund's first fiscal year.
[2]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[3]	The adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund, at least until July 31, 2012, to ensure that Total Annual Fund Operating Expenses After Fee Waiver (exclusive of any acquired fund fees and expenses, borrowing costs, taxes and extraordinary expenses) will not exceed 2.50%, 3.25% and 2.25% of the Fund's average daily net assets for its Class A, Class C and Class I shares, respectively, subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. This agreement may be terminated by the Fund's Board of Trustees on 60 days written notice to the adviser.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example Nile Africa Natural Resources Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
Class A	1,025	1,643
Class C	551	1,348
Institutional Class	453	1,061

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption Nile Africa Natural Resources Fund (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years
Class A	832	1,643
Class C	348	1,348
Institutional Class	248	1,061

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.

Principal Investment Strategies

The Fund's adviser seeks to achieve the Fund's investment objective by investing primarily in common stock of African natural resource companies, exchange-traded funds ("ETFs") that invest primarily in African natural resource companies and equity-related securities (preferred stock and debt securities convertible into common stock) of African natural resource companies.

The Fund defines African companies as those that (i) have a majority of their assets in, and/or (ii) derive a majority of their revenues or profits from Africa (“the continent”).  The Fund defines natural resources companies as those in businesses that are primarily related to (i.e. have a majority of their assets in, or revenues or profits from) oil, gas, metals, forest products, agriculture, chemicals, commodities or other natural resources, including mining, refining or processing.  The Fund will invest in the securities of companies of any capitalization.  Under normal market conditions, the Fund invests at least 80% of its assets (defined as net assets plus any borrowing for investment purposes) in African natural resource companies.  The Fund's adviser seeks to identify companies suitable for investment by using top-down economic analysis; and seeks to identify suitable value and growth companies by employing bottom-up fundamental analysis.  The top-down approach utilizes macroeconomic analysis that evaluates a country's outlook for economic growth, inflation, interest rates, currency, regulatory framework and political stability.  In addition, this analysis evaluates the supply and demand trends for various industries.  The bottom-up approach utilizes fundamental valuation analysis that considers factors such as cash flow return on investments, returns on invested capital, health of balance sheets, strong competitive advantages, prospects for earnings growth, strength of management, sound financial management, sound accounting policies, and pricing flexibility.  The adviser, as part of its company evaluation, may set up onsite visits and meetings with corporate officers.  The adviser seeks to invest in companies that are expected to benefit from the rising demand for natural resources and natural resource based products and services.  In some cases, the adviser will meet with a country's Central Bank representatives, at its discretion.  The adviser seeks to achieve the Fund’s investment objective by buying and holding investments over a long investment period.  In general, the adviser will sell a security if it no longer meets the top-down or bottom-up investment criteria.

Principal Investment Risks

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.  Many factors affect the Fund’s net asset value and performance.

•          African Market Risk.  Because the Fund will invest the majority of its assets in African companies, directly or through ETFs, it is highly dependant on the state of the African economy and the financial prospects of specific African companies.  Certain African markets are in only the earliest stages of development with less liquidity, fewer securities brokers, fewer issuers and more capital market restrictions compared to developed markets.  Investment in the securities of African issuers may increase the volatility of the Fund's net asset value.

o          Political/Economic Risk.  Changes in an African country's economic and tax policies, high inflation rates, government instability, war or other political or economic actions or factors may have an adverse effect on the Fund's investments.

o          Regulatory Risk.  Certain governments in Africa restrict or control to varying degrees the ability of foreign investors to invest in securities of issuers located or operating in those countries. These restrictions and/or controls may at times limit or prevent foreign investment in securities of issuers located or operating in countries in Africa. Less information may be available about companies in which the Fund invests because many African companies are not subject to uniform accounting, auditing, and financial reporting standards or to other regulatory practices and requirements required of U.S. companies.

o          Emerging Market Risk.  African emerging market countries may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights.  Emerging market economies may be based on only a few industries and security issuers may be more susceptible to economic weakness and more likely to default.  Emerging market securities also tend to be less liquid.

o          Frontier Market Risk.  A sub-set of African emerging market countries are considered to be "frontier markets."  Frontier market countries generally have smaller economies and less developed capital markets than traditional emerging markets, and, as a result, the risks of investing in emerging market countries are magnified in frontier market countries.

•          Currency Risk.  Adverse changes in currency exchange rates (relative to the U.S. dollar) may erode or reverse any potential gains from the Fund's investments in equities, ETFs and futures denominated in a foreign currency or may widen existing losses.  Exchange rate movements are volatile and it is not possible to effectively hedge the currency risks of many developing countries.

•          Equity Market Risk. Equity markets can be volatile. In other words, the prices of equities can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

•          ETF Risk.  ETFs are subject to investment advisory and other expenses, which will be indirectly paid by the Fund.  As a result, the cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in equities.  The ETFs in which the Fund invests will not be able to replicate exactly the performance of the indices they track and the market value of ETF shares may differ from their net asset value.

•          Issuer-Specific Risk.  The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

•          Limited History of Operations Risk.  The Fund is a new mutual fund and has a limited history of operation.

•          Natural Resource Risk.  The Fund’s exposure to companies primarily engaged in the natural resource markets may subject the Fund to greater volatility than investments in a wider variety of industries.  Natural resource companies may be affected by changes in overall market movements, commodity price volatility, changes in interest rates, or sectors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments.

•          Management Risk.  The adviser's judgments about the attractiveness and potential appreciation of a security or futures contract may prove to be inaccurate and may not produce the desired results.  Additionally, the adviser’s reliance on investment strategy judgments about the "growth" potential of particular companies or the relative "value" of particular securities may prove to be incorrect or inconsistent with the overall market's assessment of these characteristics, which may result in lower than expected returns.

•          Non-Diversification Risk.  As a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers.  The Fund may also invest in ETFs that are non-diversified.  Because a relatively high percentage of the assets of the Fund may be invested in the securities of a limited number of issuers, the value of shares of the Fund may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company. This fluctuation, if significant, may affect the performance of the Fund.

•          Small and Medium Capitalization Company Risk.  The value of a small or medium capitalization company equities, ETFs that invest in equities of small and medium capitalization companies or futures based upon small and medium capitalization equities may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

Performance

Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time.  In the future, performance information will be presented in this section of the Prospectus.  Updated performance information will be available at no cost by visiting www.nilefunds.com or by calling 1-877-68-AFRICA.

Nile Capital Africa Fixed Income Fund
Nile Africa Fixed Income Fund Class A Class C Institutional Class
Investment Objective
The Fund seeks to maximize current income and capital appreciation.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.  More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 30 of the Fund's Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Nile Capital Africa Fixed Income Fund (USD $)	Class A	Class C	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	none	none
Maximum Deferred Sales Charge (Load) (as a % of the of the original purchase price)	none	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none	none	none
Redemption Fee (as a % of amount redeemed on shares held less than 2 years)	2.00%	2.00%	2.00%
Exchange Fee	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Nile Capital Africa Fixed Income Fund		Class A	Class C	Institutional Class
Management Fees		1.50%	1.50%	1.50%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses	[1]	2.22%	2.22%	2.22%
Acquired Fund Fees and Expenses	[1][2]	0.20%	0.20%	0.20%
Total Annual Fund Operating Expenses		4.17%	4.92%	3.92%
Fee Waiver	[3]	(1.47%)	(1.47%)	(1.47%)
Total Annual Fund Operating Expenses After Fee Waiver		2.70%	3.45%	2.45%
[1]	Estimated for the Fund's first fiscal year.
[2]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[3]	The adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund, at least until July 31, 2012, to ensure that Total Annual Fund Operating Expenses After Fee Waiver (exclusive of any acquired fund fees and expenses, borrowing costs, taxes and extraordinary expenses) will not exceed 2.50%, 3.25% and 2.25% of the Fund's average daily net assets for its Class A, Class C and Class I shares, respectively, subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. This agreement may be terminated by the Fund's Board of Trustees on 60 days written notice to the adviser.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example Nile Capital Africa Fixed Income Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
Class A	1,025	1,643
Class C	551	1,348
Institutional Class	453	1,061

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption Nile Capital Africa Fixed Income Fund (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years
Class A	832	1,643
Class C	348	1,348
Institutional Class	248	1,061

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.

Principal Investment Strategies

The Fund's adviser seeks to achieve the Fund's investment objective by investing primarily in fixed income securities issued by or guaranteed by:

(1)        African governments, their agencies and instrumentalities;

(2)        African companies; and

(3)        African multi-national organizations.

The Fund defines African companies as those that (i) have a majority of their assets in, and/or (ii) derive a majority of their revenues or profits from Africa (“the continent”).  The Fund defines fixed income securities to include bills, notes, bonds, senior loans, participation notes, pass-through certificates, asset-backed securities, mortgage-backed securities and certificates of deposit.  The Fund will invest in fixed income securities without restriction as to capitalization, credit quality or maturity.  The Fund may invest in fixed income securities that are sometimes referred to as "high yield" or "junk" bonds.  Under normal market conditions, the Fund invests at least 80% of its assets (defined as net assets plus any borrowing for investment purposes) in African fixed income securities.  The Fund's adviser seeks to identify companies suitable for investment by using top-down economic analysis; and seeks to identify suitable fixed income issuers by employing bottom-up fundamental analysis.  The top-down approach utilizes macroeconomic analysis that evaluates a country's outlook for economic growth, inflation, interest rates, currency, regulatory framework and political stability.  In addition, this analysis evaluates the supply and demand trends for various industries.  The bottom-up approach utilizes fundamental valuation analysis that considers factors such as cash flow return on investments, returns on invested capital, health of balance sheets, strong competitive advantages, prospects for earnings growth, strength of management, sound financial management, sound accounting policies, pricing flexibility, fundamental credit and valuation analysis.  The adviser, as part of its company evaluation, may set up onsite visits and meetings with corporate officers.  In some cases, the adviser will meet with a country's Central Bank representatives, at its discretion.  In general, the adviser will purchase fixed income securities that it believes have the potential for capital appreciation in addition to the ability to pay interest and principal.  The adviser seeks to achieve the Fund’s investment objective by buying and holding investments over a long investment period.  In general, the adviser will sell a security if it no longer meets the top-down or bottom-up investment criteria.

Principal Investment Risks

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.  Many factors affect the Fund’s net asset value and performance.

•          African Market Risk.  Because the Fund will invest the majority of its assets in fixed income securities of African issuers it is highly dependant on the state of the African economy and the financial prospects of specific African companies and governments.  Certain African markets are in only the earliest stages of development with less liquidity, fewer securities brokers, fewer issuers and more capital market restrictions compared to developed markets.  The ability of African governments to repay their obligations is impacted by political instability, including authoritarian and/or military involvement in governmental decision-making, armed conflict, civil war, social instability and the impact of these events and circumstances on a country’s economy and its revenues.  Investment in the securities of African issuers may increase the volatility of the Fund's net asset value.

o          Political/Economic Risk.  Changes in an African country's economic and tax policies, high inflation rates, government instability, war or other political or economic actions or factors may have an adverse effect on the Fund's investments.

o          Regulatory Risk.  Certain governments in Africa restrict or control to varying degrees the ability of foreign investors to invest in securities of issuers located or operating in those countries. These restrictions and/or controls may at times limit or prevent foreign investment in securities of issuers located or operating in countries in Africa. Less information may be available about issuers in which the Fund invests because many African companies and governments are not subject to uniform accounting, auditing, and financial reporting standards or to other regulatory practices and requirements required of U.S. companies.

o          Emerging Market Risk.  African emerging market countries may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights.  Emerging market economies may be based on only a few industries and security issuers may be more susceptible to economic weakness and more likely to default.  Emerging market securities also tend to be less liquid.

o          Frontier Market Risk.  A sub-set of African emerging market countries are considered to be "frontier markets."  Frontier market countries generally have smaller economies and less developed capital markets than traditional emerging markets, and, as a result, the risks of investing in emerging market countries are magnified in frontier market countries.

•          Credit Risk.  Issuers of fixed income securities may suffer from a reduced ability to repay their interest and principal obligations.  They may even default on interest and/or principal payments owed to the Fund.  An increase in credit risk or a default will cause the value of Fund fixed income securities to decline.  Issuers with lower credit quality are more susceptible to economic or industry downturns and are more likely to default.

•          Currency Risk.  Adverse changes in currency exchange rates (relative to the U.S. dollar) may erode or reverse any potential income and/or gains from the Fund's investments in fixed income securities denominated in a foreign currency or may widen existing losses.  Exchange rate movements are volatile and it is not possible to effectively hedge the currency risks of many developing countries.

•          Interest Rate Risk.  In general, the price of a fixed income security falls when interest rates rise.  Fixed income securities have varying levels of sensitivity to changes in interest rates.  Securities with longer maturities may be more sensitive to interest rate changes.

•          Issuer-Specific Risk.  The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

•          Limited History of Operations Risk.  The Fund is a new mutual fund and has a limited history of operation.

•          Liquidity Risk.  Some securities may have few market-makers and low trading volume, which tend to increase transaction costs and may make it impossible for the Fund to dispose of a security position at all or at a price which represents current or fair market value.

•          Lower-Rated Securities Risk.  Securities rated below investment-grade, sometimes called “high-yield” or “junk” bonds, generally have more credit risk than higher-rated securities.  These securities are considered speculative.  Companies issuing high yield fixed-income securities are not as strong financially as those issuing securities with higher credit ratings and are more likely to encounter financial difficulties.  Lower rated issuers are more likely to default and their securities could become worthless.

•          Management Risk.  The adviser's judgments about the attractiveness and potential appreciation of a security may prove to be inaccurate and may not produce the desired results.  Additionally, the adviser’s reliance on investment strategy judgments about the credit quality or the relative value of particular securities may prove to be incorrect or inconsistent with the overall market's assessment of these characteristics, which may result in lower than expected returns.

•          Non-Diversification Risk.  As a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers.  Because a relatively high percentage of the assets of the Fund may be invested in the securities of a limited number of issuers, the value of shares of the Fund may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company. This fluctuation, if significant, may affect the performance of the Fund.

•          Small and Medium Capitalization Company Risk.  The value of small or medium capitalization company fixed income securities may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

Performance

Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time.  In the future, performance information will be presented in this section of the Prospectus.  Updated performance information will be available at no cost by visiting www.nilefunds.com or by calling 1-877-68-AFRICA.